AMG Pantheon Fund, LLC

Schedule of Investments

December 31, 2020 (unaudited)

AMG Pantheon Fund, LLC (a)

Value
Investment in Master Fund - 100.1%
Investment in AMG Pantheon Master Fund, LLC*	$173,950,504
Other Assets, less Liabilities - (0.1%)	(215,933)
Net Assets - 100.0%	$173,734,571

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund.
*	Investment at cost is $148,975,023

Below is the Portfolio of the Master Fund:

	Initial Acquisition Date	Shares		Value
Co-Investments - 56.5%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(c	)	$0
AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c	)	11,538,463
AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c	)	1,817,353
APH CUBS Co-invest LP (Financials)*	11/16/2018	(c	)	3,965,043
APIA Graitec FPCI (Information Technology) (France)(a),(b),*	02/25/2020	(c	)	3,746,988
APIA Odigo FPCI (Information Technology) (France)(a),(b),*	12/22/2020	(c	)	3,515,634
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c	)	7,107,318
Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c	)	3,191,432
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c	)	1,275,639
Diamond LS I LP (Financials)(a),*	12/28/2016	(c	)	2,451,799
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	35		789,966
Digital Bridge U.S. Tower Holdings, LLC (Communication Services)(a),(b),*	11/03/2014	50		812,610
Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c	)	1,249,426

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Co-Investments - 56.5% (continued)
EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c	)	$456,519
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429		2,184,240
H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c	)	1,459,764
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c	)	4,550,218
Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c	)	3,090,912
Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c	)	2,862,987
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c	)	4,950,847
HT Global Co-investment, L.P.2 (Information Technology) (India)(a),(b),*	12/30/2020	(c	)	2,807,060
Hygee International SARL (Materials) (France)(a),(b),*	12/17/2020	(c	)	4,649,490
Incline A Aviation Co-Investment Fund (Industrials)(b),*	05/15/2020	(c	)	1,997,221
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018	(c	)	1,778,004
Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c	)	7,433,445
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c	)	2,246,396
LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c	)	2,145,628
Logan Co-Invest, L.P. (Information Technology)(a),(b),*	08/27/2020	(c	)	4,060,000
Mercury Co-Investment Fund 2, LP (Healthcare)(a),*	12/20/2019	(c	)	10,448,766
Oak HC/FT TB SPV B, LLC (Information Technology)(a),*	07/20/2018	(c	)	3,133,201
Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c	)	4,091,416
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c	)	6,333,898
PSG Toro Co-Investor L.P. (Information Technology)(a),*	12/08/2015	(c	)	1,022,154

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Co-Investments - 56.5% (continued)
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c	)	$269,390
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c	)	779,388
RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c	)	5,234,495
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c	)	5,957,161
SDA Investors Group, LLC - Class A (Healthcare)(a),(b),*	08/03/2017	(c	)	3,468,468
SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c	)	1,297,025
SYFS Co-INVEST, LLC (Healthcare)(a),(b),*	09/01/2017	(c	)	1,879,417
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c	)	971,695
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c	)	3,614,200
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c	)	3,042,270
TKC Investment Holdings, LLC (Consumer Discretionary)*	10/12/2016	(c	)	6,393,641
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),(b),*	02/26/2019	(c	)	4,826,192
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c	)	1,017,830
TVG-I-E-AEG Holdings (Consumer Discretionary)(a),*	01/27/2017	(c	)	4,231,349
Vistria AP Investment LLC (Consumer Discretionary)(b),*	12/12/2019	(c	)	8,796,000
WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a),*	12/10/2019	(c	)	2,721,262
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c	)	261,862
Total Co-Investments				167,925,482
Primary Private Investment Funds - 2.3%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c	)	2,117,461
Banc Fund IX L.P.(a),*	01/19/2016	(c	)	123,161
BroadRiver III, L.P.(a),*	03/27/2018	(c	)	2,302,833
Calera Capital Partners V L.P.*	04/25/2016	(c	)	70,229

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Primary Private Investment Funds - 2.3% (continued)
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c	)	$1,110,952
Incline Aviation I(b),*	03/09/2017	(c	)	1,159,266
Total Primary Private Investment Funds				6,883,902
Secondary Private Investment Funds - 25.3%
1901 Partners LP(a),*	07/16/2015	(c	)	174,497
3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c	)	6,042,628
Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c	)	3,145,353
Alpine Investors TEAM CV Feeder, LLC(a),(b)	12/17/2020	(c	)	2,852,432
Antin Infrastructure Partners III-B SCSp (Spain)(a),(b)	11/05/2020	(c	)	3,476,986
Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c	)	1,135,972
Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c	)	1,864,873
Archer Capital Trust 5B (Australia)*	03/04/2020	(c	)	940,895
Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c	)	1,220,568
Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c	)	3,268,628
Aztiq Fund I(a),*	05/13/2019	(c	)	6,142,940
Banc Fund VIII L.P.(a),*	12/31/2015	(c	)	39,713
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),(b),*	12/01/2020	(c	)	3,650,635
CBPE Capital Fund IX B, L.P. (United Kingdom)(a)	12/31/2020	(c	)	3,812,886
Crescent Credit Opportunities Fund AIF, SCSp(a),*	06/02/2020	(c	)	2,387,049
Francisco Partners III, L.P.(a),*	01/05/2015	(c	)	149,952
H&F Arrow 1, L.P.(a),*	08/28/2020	(c	)	136,842
Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c	)	471,278
Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c	)	6,834,921
Insight Venture Partners IX, L.P.*	01/02/2020	(c	)	6,254,908

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Secondary Private Investment Funds - 25.3% (continued)
Medicxi Secondary I, L.P. (United Kingdom)(a),(b),*	09/21/2020	(c	)	$3,703,418
Oaktree Ports American Fund LP(a),*	05/01/2019	(c	)	3,931,408
P-O Senior Loan Opportunity Fund L.P.(a),*	09/08/2020	(c	)	2,471,302
PAI Strategic Partnerships SCSp (United
Kingdom)(a),*	12/10/2019	(c	)	5,114,055
Providence Equity Partners VI, L.P.*	12/12/2014	(c	)	197,177
Samson Hockey 1, L.P.(a),(b),*	12/23/2020	(c	)	131,878
Samson Shield 1, L.P.(a),(b),*	12/23/2020	(c	)	445,476
TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c	)	4,973,914
TPG Partners V, L.P.(a),*	10/31/2015	(c	)	2,140
TPG Partners VI, L.P.*	10/31/2015	(c	)	152,218
Total Secondary Private Investment Funds				75,126,942
Short-Term Investments - 15.8%
Other Investment Companies - 15.8%
Dreyfus Government Cash Management Fund,
Institutional Class Shares, 0.03%(1)		15,449,490		15,449,490
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Class, 0.03%(1)		15,449,490		15,449,490
JPMorgan U.S. Government Money Market Fund, IM
Class, 0.03%(1)		15,917,656		15,917,656
Total Other Investment Companies				46,816,636
Total Investments - 99.9% (cost $231,468,407)				296,752,962
Other Assets, less Liabilities - 0.1%				269,726
Net Assets - 100.0%				$297,022,688

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

Cost of Investments by asset type is as follows:
Co-Investments	$114,395,176
Primary Private Investment Funds	7,172,715
Secondary Private Investment Funds	63,083,880
Short-Term Investments	46,816,636

Total	$231,468,407

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs. (c) Investment does not issue shares.
(1)	Yield shown represents the December 31, 2020, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of December 31, 2020, the aggregate cost of each investment restricted to resale was $500,000, $3,927,435, $1,383,560, $4,057,409, $3,335,836, $3,496,384, $4,018,888, $3,130,747, $1,295,640, $1,291,817, $468,418, $346,321, $1,783,591, $367,521, $2,174,345, $1,240,245, $3,378,493, $3,033,908, $2,330,057, $2,537,113, $2,822,051, $4,699,631, $1,736,144, $1,743,820, $3,376,573, $2,188,775, $1,842,781, $4,065,782, $4,425,434, $1,598,736, $4,091,836, $1,157,907, $498,260, $216,532, $1,171,261, $3,890,745, $4,966,713, $3,463,762, $1,087,789, $2,572,897, $196,441, $3,012,109, $3,393,333, $1,551, $3,198,256, $1,429,615, $1,191,349, $3,194,444, $2,799,759, $263,162, $2,233,717, $125,416, $2,400,290, $63,147, $1,219,070, $1,131,075, $446,563, $4,354,226, $2,935,378, $2,852,432, $3,364,023, $623,905, $1,249,472, $1,051,257, $1,676,377, $3,490,584, $3,965,971, $77,821, $3,599,106, $3,457,987, $2,195,521, $114,286, $138,485, $343,560, $2,788,539, $5,026,169, $3,554,349, $3,272,371, $2,407,679, $4,788,435, $298,184, $131,878, $445,476, $3,968,502, $36,155 and $429,189, respectively, totaling $184,651,771.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

December 31, 2020 (unaudited)

AMG Pantheon Fund, LLC (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$49,133,380	$118,792,102	$167,925,482
Primary Private Investment Funds	—	—	1,159,266	5,724,636	6,883,902
Secondary Private Investment Funds	—	—	14,260,825	60,866,117	75,126,942
Short-Term Investments
Other Investment Companies	$46,816,636	—	—	—	46,816,636

Total Investments	$46,816,636	—	$64,553,471	$185,382,855	$296,752,962

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2020	$24,295,678	$696,000	$—	$24,991,678
Purchases	20,149,552	1,173,898	13,947,264	35,270,714
Sales & Distributions	(3,554,686)	(679,894)	32,235	(4,202,345)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain/(loss)	(3,358)	5,556	(32,235)	(30,037)
Net change in unrealized appreciation/depreciation	8,246,194	(36,294)	313,561	8,523,461
Balance as of December 31, 2020	$49,133,380	$1,159,266	$14,260,825	$64,553,471
Net change in unrealized appreciation/depreciation on investments held at December 31, 2020	$8,246,194	$(36,294)	$313,561	$8,523,461

For the period ended December 31, 2020, transfers into Level 3 occurred due to an increase in the significance of an unobservable input to the estimate of fair value, while transfers out of Level 3 were due to increased price transparency.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2020. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of December 31, 2020	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)
Co-Investments	$18,779,173	Recent Transactions	Recent round of financing / expected sale	n/a	n/a	Increase
Co-Investments	20,938,892	Market Comparable Companies	Public Company Multiples:
			Revenue	8.3x-20.4x	11.9x	Increase
			EBITDA	7.2x-31.0x	8.9x	Increase
			LM Tower Cash Flow	27.0x-27.0x	27.0x	Increase
			Total Assets	3.6x-3.6x	3.6x	Increase
Co-Investments	5,015,378	Guideline Comparable Transactions	Guideline Transactions Multiple:
			Revenue	n/a	n/a	Increase
			EBITDA	10.8x-24.2x	11.5x	Increase
			Discount Rate	10%-30%	3%	Decrease
Co-Investments	4,399,937	Discounted Cash Flow	Terminal Value Multiple	15.0-15.0x	2.1x	Increase
			Terminal Growth Rate	18%-18%	3%	Increase
Primary Private Investment Funds	1,159,266	Discounted Cash Flow	Discount Rate	10%-30%	15%	Decrease
Secondary Private Investment Funds	14,260,825	Recent Transactions Price	Recent round of financing / expected sale	n/a	n/a	Increase

Total	$64,553,471

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00%—2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2020, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$166,563,678	$11,978,387	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	$52,747,751	$2,908,252	1-6 years	Not Redeemable	N/A	N/A
Infrastructure (c)	$8,654,879	$1,393,120	1-6 years	Not Redeemable	N/A	N/A
Private Debt (d)	$6,975,812	$7,232,366	10-13 years	Not Redeemable	N/A	N/A
Real Assets (e)	$4,934,491	$2,836,572	10-13 years	Not Redeemable	N/A	N/A
Special Situations (f)	$10,059,715	$4,462,144	9-12 years	Not Redeemable	N/A	N/A

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.